Operating, Selling and General Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating, Selling and General Expense
Employee and contract service costs	$ 8,037	$ 7,409
Materials and equipment	1,901	1,931
Commodities	2,196	1,523
Travel, marketing and other	673	503
Operating, Selling and General Expense	$ 12,807	11,366
Reclassification adjustment
Operating, Selling and General Expense
Employee and contract service costs		(564)
Materials and equipment		564
Commodities		23
Materials and Travel, marketing and other		$ (23)